MEDICARE PART D	12 Months Ended
Dec. 31, 2013
MEDICARE PART D

6. MEDICARE PART D

As discussed in Note 2, we cover prescription drug benefits in accordance with Medicare Part D under multiple contracts with CMS. The consolidated balance sheets include the following amounts associated with Medicare Part D as of December 31, 2013 and 2012:

	2013		2012
	Risk Corridor Settlement	CMS Subsidies/ Discounts	Risk Corridor Settlement	CMS Subsidies/ Discounts
	(in millions)
Other current assets	$45	$743	$37	$635
Trade accounts payable and accrued expenses	(71)	(30)	(393)	(77)

Net current (liability) asset	$(26)	$713	$(356)	$558

At December 31, 2012, the net risk corridor payable balance included a payable of $158 million related to the 2011 contract year that was paid in January 2013.